N-2	Sep. 05, 2023
Cover [Abstract]
Entity Central Index Key	0001368622
Amendment Flag	false
Securities Act File Number	001-33261
Document Type	8-K
Entity Registrant Name	AEROVIRONMENT, INC.
Entity Address, Address Line One	241 18th Street South, Suite 415
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22202
City Area Code	805
Local Phone Number	520-8350
Entity Emerging Growth Company	false